UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.2% (l)
	Common Stocks — 97.9%
	Argentina — 0.2%
112	BBVA Banco Frances S.A.	404
7	BBVA Banco Frances S.A. ADR	77
34	Grupo Financiero Galicia S.A. ADR (a)	304
482	Petrobras Energia Participaciones S.A., Class B (a)	535
16	Siderar SAIC, Class A	111
44	Telecom Argentina S.A. ADR (a)	906
125	Transportadora de Gas del Sur S.A., Class B (a)	164
8	YPF S.A., Class D	382

		2,883

	Australia — 3.6%
32	ABC Learning Centres Ltd.	189
35	AGL Energy Ltd. (a)	475
38	Alinta Ltd.	415
83	Alumina Ltd.	422
68	Amcor Ltd.	386
143	AMP Ltd.	1,163
13	Ansell Ltd.	111
18	APN News & Media Ltd.	85
30	Aristocrat Leisure Ltd.	374
136	Australia & New Zealand Banking Group Ltd.	3,090
13	Australian Stock Exchange Ltd.	397
19	Australian Wealth Management Ltd.	41
61	AXA Asia Pacific Holdings Ltd.	341
16	Babcock & Brown Ltd.	317
262	BHP Billiton Ltd.	5,362
12	Billabong International Ltd.	149
50	BlueScope Steel Ltd.	337
44	Boral Ltd.	277
10	Caltex Australia Ltd.	178
57	Centro Properties Group	401
10	Centro Retail Group	16
85	CFS Retail Property Trust, Unit	155
31	Challenger Financial Services Group Ltd.	106
41	Coca-Cola Amatil Ltd.	250
4	Cochlear Ltd.	170
86	Coles Group Ltd.	957
96	Commonwealth Bank of Australia	3,761
83	Commonwealth Property Office Fund, Unit	93
36	Computershare Ltd.	255
14	CSL Ltd.	778
69	CSR Ltd.	194
177	DB RREEF Trust	242
33	Downer EDI Ltd.	169
149	Foster’s Group Ltd.	785
31	Futuris Corp., Ltd.	50
76	Goodman Fielder Ltd.	141
156	GPT Group	664
32	Harvey Norman Holdings Ltd.	103
16	Iluka Resources Ltd.	79
40	ING Industrial Fund, Unit	77
115	Insurance Australia Group Ltd.	581
142	Investa Property Group	273
81	John Fairfax Holdings Ltd.	310
10	Leighton Holdings Ltd.	178
27	Lend Lease Corp., Ltd.	399
36	Lion Nathan Ltd.	230
55	Macquarie Airports Management Ltd.	151
18	Macquarie Bank Ltd.	1,152
20	Macquarie Communications Infrastructure Group	95
87	Macquarie Goodman Group	497
177	Macquarie Infrastructure Group	505
179	Macquarie Office Trust, Unit	228
48	Mayne Pharma Ltd.	152
60	Mirvac Group	263
52	Multiplex Group	181
120	National Australia Bank Ltd.	3,788
24	Newcrest Mining Ltd.	395
48	OneSteel Ltd.	179
22	Orica Ltd.	421
70	Origin Energy Ltd.	493
42	Pacific Brands Ltd.	91
30	Paladin Resources Ltd. (a)	208
36	PaperlinX Ltd.	100
3	Perpetual Trustees Australia Ltd.	189
9	Publishing & Broadcasting Ltd.	142
69	Qantas Airways Ltd.	290
58	QBE Insurance Group Ltd.	1,383
70	Rinker Group Ltd.	1,018

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

21	Rio Tinto Ltd.	1,248
38	Santos Ltd.	274
18	Sonic Healthcare Ltd.	209
107	Stockland	707
44	Suncorp-Metway Ltd.	739
59	Sydney Roads Group	61
45	Symbion Health Ltd.	147
40	TALCORP Holdings Ltd.	543
88	Tattersall’s Ltd.	280
247	Telstra Corp., Ltd.	817
45	Toll Holdings Ltd.	730
68	Tower Australia Group Ltd. (a)	148
49	Transurban Group	297
30	Wesfarmers Ltd.	882
113	Westfield Group	1,958
137	Westpac Banking Corp.	2,671
34	Woodside Petroleum Ltd.	985
89	Woolworths Ltd.	1,647
10	WorleyParsons Ltd.	167
40	Zinifex Ltd.	516

		52,473

	Austria — 1.7%
2	Andritz AG	464
2	Bank Austria Creditanstalt AG	371
14	Boehler-Uddeholm AG	982
6	BetandWin.com Interactive Entertainment AG (a)	141
3	BWT AG	119
3	Christ Water Technology AG (a)	44
55	Erste Bank der Oesterreichischen Sparkassen AG	4,299
4	Flughafen Wien AG	373
68	Immoeast Immobilien Anlagen AG (a)	1,016
132	IMMOFINANZ Immobilien Anlagen AG (a)	2,008
2	Mayr-Melnhof Karton AG	390
43	Meinl European Land Ltd. (a)	1,100
51	OMV AG	2,764
12	Raiffeisen International Bank Holding AG	1,825
9	RHI AG (a)	453
119	Telekom Austria AG	3,268
26	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,275
21	Voestalpine AG	1,248
10	Wiener Staedtische Allgemeine Versicherung AG	734
22	Wienerberger AG	1,348

		24,222

	Belgium — 1.8%
17	AGFA-Gevaert N.V.	428
4	Bekaert S.A.	508
22	Belgacom S.A.	1,003
4	Colruyt S.A.	917
1	Compagnie Maritime Belge S.A.	32
2	Cumerio N.V.	53
-(h)	D’Ieteren S.A.	139
14	Delhaize Group	1,206
94	Dexia	2,791
2	Euronav N.V.	46
192	Fortis	8,095
13	Groupe Bruxelles Lambert S.A.	1,471
33	InBev N.V.	2,110
30	KBC Groupe N.V.	3,749
7	Mobistar S.A.	585
1	Omega Pharma S.A.	87
13	Solvay S.A., Class A	2,025
16	UCB S.A.	1,058
3	Umicore S.A.	548

		26,851

	Bermuda — 0.1%
9	Frontline Ltd.	308
3	Golar LNG Ltd. (a)	34
24	SeaDrill Ltd. (a)	403
4	Ship Finance International Ltd.	103

		848

	Brazil — 0.1%
12,479	Centrais Eletricas Brasileiras S.A.	294
12	Cia Vale do Rio Doce	402
40	Petroleo Brasileiro S.A.	974

		1,670

	Chile — 0.6%
2,501	Banco Santander Chile S.A.	119
148	Cia de Telecomunicaciones de Chile S.A. ADR	1,286
33	Compania Cervecerias Unidas S.A. ADR	996
1,072	Distribucion y Servicio D&S S.A.	376
24	Embotelladora Andina S.A. ADR	430
446	Empresa Nacional de Electricidad S.A	580
4	Empresas CMPC S.A.	140
28	Empresas COPEC S.A.	360
202	Enersis S.A. ADR	3,190
979	Masisa S.A.	226

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

20	Masisa S.A. ADR	226
75	SACI Falabella	307

		8,236

	China — 0.5%
61	BYD Co., Ltd. , Class H (a)	214
1,030	China Construction Bank, Class H	605
234	China Life Insurance Co., Ltd.	687
375	Datang International Power Generation Co., Ltd., Class H	381
138	Foxconn International Holdings Ltd. (a)	414
314	Huaneng Power International, Inc., Class H	284
1,067	PetroChina Co., Ltd., Class H	1,314
171	Semiconductor Manufacturing International Corp. (Cayman Islands) (a)	27
1,903	Sinopec Yizheng Chemical Fibre Co., Ltd., Class H (a)	459
1,583	Yanzhou Coal Mining Co., Ltd., Class H	1,469
995	Zhejiang Expressway Co., Ltd.	770

		6,624

	Denmark — 1.3%
-(h)	AP Moller - Maersk A/S	2,055
3	Bang & Olufsen A/S	384
4	Carlsberg A/S, Class B	359
6	Coloplast A/S, Class B	479
9	Danisco A/S	717
88	Danske Bank A/S	4,063
4	DSV A/S	708
3	East Asiatic Co., Ltd. A/S	152
6	FLSmidth & Co. A/S	412
42	GN Store Nord	620
10	H Lundbeck A/S	274
9	Jyske Bank (a)	711
3	NKT Holding A/S	257
46	Novo-Nordisk A/S, Class B	3,968
9	Novozymes A/S, Class B	824
10	Sydbank A/S	486
3	Topdanmark A/S (a)	463
5	TrygVesta AS	449
32	Vestas Wind Systems A/S (a)	1,436
5	William Demant Holding (a)	394

		19,211

	Finland — 0.8%
14	Elisa OYJ, Class A	402
34	Fortum OYJ	927
9	Metso OYJ	496
5	Neste Oil OYJ	153
233	Nokia OYJ	5,156
49	Nokia OYJ ADR	1,076
6	Nokian Renkaat OYJ	114
7	Outokumpu OYJ	296
9	Rautaruukki OYJ	348
28	Sampo OYJ, Class A	780
30	Stora Enso OYJ , Class R	500
7	Tietoenator OYJ	194
40	UPM-Kymmene OYJ	1,017

		11,459

	France — 9.8%
18	Accor S.A.	1,506
14	Air France-KLM	612
16	Air Liquide	3,679
251	Alcatel Lucent S.A.	3,253
14	Alstom (a)	1,715
6	Atos Origin S.A. (a)	313
193	AXA S.A.	8,193
94	BNP Paribas	10,530
23	Bouygues S.A.	1,541
10	Business Objects S.A. (a)	360
17	Cap Gemini S.A.	1,087
64	Carrefour S.A.	3,693
6	Casino Guichard Perrachon S.A.	559
37	Cie de Saint-Gobain	3,480
12	Cie Generale d’Optique Essilor International S.A.	1,324
8	CNP Assurances	861
19	Compagnie Generale des Etablissements Michelin, Class B	1,723
76	Credit Agricole S.A.	3,271
8	Dassault Systemes S.A.	410
186	France Telecom S.A.	5,174
20	Gaz de France	851
28	Groupe Danone	4,311
4	Hermes International	455
8	Imerys S.A.	770
3	Klepierre	527
33	L’Oreal S.A.	3,462
20	Lafarge S.A.	3,104
12	Lagardere S.C.A.	942
29	LVMH Moet Hennessy Louis Vuitton S.A.	3,089
11	M6-Metropole Television	370
3	Neopost S.A.	340
10	PagesJaunes Groupe S.A.	218

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

11	Pernod-Ricard S.A.	2,255
23	Peugeot S.A.	1,487
8	PPR	1,140
13	Publicis Groupe	564
23	Renault S.A.	2,888
21	Safran S.A.	497
115	Sanofi-Aventis	10,124
25	Schneider Electric S.A.	3,028
66	SCOR	182
6	Societe BIC S.A.	438
2	Societe Des Autoroutes Paris-Rhin-Rhone	134
40	Societe Generale	7,137
13	Societe Television Francaise 1	425
16	Sodexho Alliance S.A.	1,137
118	Suez S.A.	5,807
246	Suez S.A. VVPR (a)	3
14	Technip S.A.	916
12	Thales S.A.	628
27	Thomson S.A.	520
249	Total S.A.	16,942
778	Total S.A. VVPR (a)	10
6	Unibail	1,606
7	Valeo S.A.	321
4	Vallourec	980
39	Veolia Environnement	2,742
24	Vinci S.A.	3,376
133	Vivendi S.A.	5,494
5	Zodiac S.A.	371

		142,875

	Germany — 13.5%
39	Adidas AG	1,857
90	Allianz SE	17,949
14	Altana AG	888
-(h)	AMB Generali Holding AG	16
1	AXA Konzern AG	221
105	BASF AG	10,122
157	Bayer AG	9,287
13	Beiersdorf AG	866
6	Bilfinger Berger AG	464
25	Celesio AG	1,453
136	Commerzbank AG	5,744
29	Continental AG	3,473
190	DaimlerChrysler AG	11,886
109	Deutsche Bank AG	15,394
22	Deutsche Boerse AG	4,669
45	Deutsche Lufthansa AG	1,255
151	Deutsche Post AG	4,659
13	Deutsche Postbank AG	1,146
582	Deutsche Telekom AG	10,271
5	Douglas Holding AG	268
132	E.ON AG	17,968
7	Epcos AG (a)	137
14	Fresenius Medical Care AG & Co. KGaA	1,886
13	Heidelberger Druckmaschinen AG	572
10	Hochtief AG	824
31	Hypo Real Estate Holding AG	2,046
164	Infineon Technologies AG (a)	2,364
19	IVG Immobilien AG	884
12	KarstadtQuelle AG (a)	389
-(h)	Lanxess AG (a)	14
25	Linde AG	2,663
29	MAN AG	3,086
13	Merck KGaA	1,527
36	Metro AG	2,494
11	MLP AG	257
43	Muenchener Rueckversicherungs AG	6,836
7	Premiere AG (a)	138
3	Puma AG	1,111
6	Rheinmetall AG	457
89	RWE AG	9,374
6	Salzgitter AG	805
190	SAP AG	8,833
5	SGL Carbon AG (a)	125
180	Siemens AG	19,958
7	SolarWorld AG	533
18	Sudzucker AG	390
81	ThyssenKrupp AG	3,846
46	TUI AG	956
37	Volkswagen AG	4,194
2	Wincor Nixdorf AG	368

		196,923

	Gibraltar — 0.0% (g)
32	PartyGaming plc	19

	Greece — 1.2%
65	Alpha Bank AE	2,101
29	Coca Cola Hellenic Bottling Co. S.A.	1,159

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

26	Cosmote Mobile Telecommunications S.A.	790
40	EFG Eurobank Ergasias S.A.	1,553
1	Emporiki Bank of Greece S.A. (a)	20
7	Folli - Follie S.A.	298
24	Hellenic Petroleum S.A.	349
23	Hellenic Technodomiki Tev S.A.	318
56	Hellenic Telecommunications Organization S.A. (a)	1,668
22	Intracom S.A. (a)	156
7	Lambrakis Press S.A. (a)	27
73	National Bank of Greece S.A.	3,825
42	OPAP S.A.	1,556
51	Piraeus Bank S.A.	1,829
30	Public Power Corp. GDR (a) (e)	866
17	Titan Cement Co. S.A.	933

		17,448

	Hong Kong — 1.0%
8	ASM Pacific Technology	45
88	Bank of East Asia Ltd.	507
217	BOC Hong Kong Holdings Ltd.	567
54	Cathay Pacific Airways Ltd.	140
17	Cheung Kong Infrastructure Holdings Ltd.	61
92	Cheung Kong Holdings Ltd.	1,217
252	China Mobile Hong Kong Ltd.	2,321
- (h)	China Mobile Ltd. ADR	22
8	Citic Pacific Ltd.	27
113	CLP Holdings Ltd.	849
12	Denway Motors Ltd.	5
55	Esprit Holdings Ltd.	560
90	Giordano International Ltd.	49
100	Hang Lung Properties Ltd.	271
37	Hang Seng Bank Ltd.	517
53	Henderson Land Development Co., Ltd.	307
214	Hong Kong & China Gas Co.	475
60	Hong Kong Exchanges and Clearing Ltd.	653
72	HongKong Electric Holdings	357
35	Hopewell Holdings	133
83	Hutchison Telecommunications International Ltd. (a)	199
129	Hutchison Whampoa Ltd.	1,287
33	Hysan Development Co., Ltd.	90
99	Johnson Electric Holdings Ltd.	72
34	Kerry Properties Ltd.	157
54	Kingboard Chemicals Holdings Ltd.	221
132	Li & Fung Ltd.	414
50	Melco International Development	106
74	MTR Corp.	194
145	New World Development Co., Ltd.	318
89	Noble Group Ltd.	63
16	Orient Overseas International Ltd.	105
212	PCCW Ltd.	127
68	Shangri-La Asia Ltd.	183
50	Shun TAK Holdings Ltd.	67
84	Sino Land Co.	190
86	Solomon Systech International Ltd.	16
85	Sun Hung Kai Properties Ltd.	1,027
58	Swire Pacific Ltd., Class A	667
13	Tan Chong International Ltd.	3
49	Techtronic Industries Co.	76
18	Television Broadcasts Ltd.	121
52	Texwinca Holdings Ltd.	40
62	Wharf Holdings Ltd.	230
9	Wing Hang Bank Ltd.	107
30	Yue Yuen Industrial Holdings Ltd.	101

		15,264

	Hungary — 0.5%
172	Magyar Telekom Rt.	879
23	Mol Magyar Olaj-es Gazipari Rt.	2,442
83	OTP Bank Nyrt.	3,701
5	Richter Gedeon Nyrt.	919

		7,941

	India — 0.6%
20	Bajaj Auto Ltd. GDR	1,270
13	Grasim Industries Ltd. GDR (e)	855
325	Gujarat Ambuja Cements Ltd. GDR	1,009
90	Hindalco Industries Ltd. GDR (e)	359
11	ICICI Bank Ltd. ADR	475
14	Infosys Technologies Ltd.	713
222	ITC Ltd. GDR	872
35	Larsen & Toubro Ltd. GDR	1,285
23	Mahanagar Telephone Nigam ADR	167
47	Ranbaxy Laboratories Ltd. GDR	430
-(h)	Reliance Energy Ltd. GDR (e)	13
8	Reliance Industries Ltd. GDR (e)	459
25	Satyam Computer Services Ltd.	268
14	Uniphos Enterprises Ltd. GDR (a)	12
96	United Phosphorus Ltd. ADR	712

		8,899

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Ireland — 1.1%
127	Allied Irish Banks plc	3,666
116	Bank of Ireland	2,611
4	Blackrock International Land plc (a)	3
42	C&C Group plc	619
69	CRH plc	2,724
19	DCC plc	609
81	Depfa Bank plc	1,425
43	Elan Corp. plc (a)	536
23	Elan Corp. plc ADR (a)	287
48	Experian Group Ltd.	542
4	Fyffes plc	5
47	Grafton Group plc, Unit (a)	723
119	Independent News & Media plc	472
28	Irish Life & Permanent plc	762
18	Kerry Group plc, Class A	454
22	Kingspan Group plc	552
35	Ryanair Holdings plc (a)	499
4	Total Produce plc (a)	4
385	Waterford Wedgwood plc, Unit (a)	33

		16,526

	Israel — 0.5%
228	Bank Hapoalim Ltd.	1,067
123	Bank Leumi Le-Israel BM	488
20	Clal Industries and Investments	119
14	ECI Telecom Ltd. (a)	123
-(h)	Ectel Ltd. (a)	1
-(h)	Elco Holdings Ltd.	-(h)
-(h)	Industrial Buildings Corp.	-(h)
302	Israel Chemicals Ltd.	1,866
-(h)	Israel Corp Ltd. (The)	24
-(h)	Koor Industries Ltd. (a)	-(h)
6	Koor Industries Ltd. ADR (a)	64
151	Makhteshim-Agan Industries Ltd.	896
85	Migdal Insurance Holdings Ltd.	117
-(h)	Osem Investment Ltd.	-(h)
16	Teva Pharmaceutical Industries Ltd.	564
67	Teva Pharmaceutical Industries Ltd. ADR	2,351

		7,680

	Italy — 8.1%
84	Alleanza Assicurazioni S.p.A.	1,115
47	Arnoldo Mondadori Editore S.p.A.	516
228	Assicurazioni Generali S.p.A.	9,826
27	Autogrill S.p.A.	499
65	Autostrade S.p.A.	1,908
1,761	Banca Intesa S.p.A.	13,310
264	Banca Monte dei Paschi di Siena S.p.A.	1,714
87	Banca Popolare di Milano Scrl	1,461
76	Banche Popolari Unite Scpa	2,176
89	Banco Popolare di Verona e Novara Scrl	2,810
26	Benetton Group S.p.A.	446
46	Bulgari S.p.A.	665
423	Capitalia S.p.A.	3,815
77	Edison S.p.A.	216
1,019	Enel S.p.A.	10,807
629	ENI S.p.A.	20,261
135	Fiat S.p.A. (a)	2,947
69	Finmeccanica S.p.A.	1,970
17	Fondiaria-Sai S.p.A.	749
59	Gruppo Editoriale L'Espresso S.p.A.	314
19	Italcementi S.p.A.	562
9	Lottomatica S.p.A.	381
33	Luxottica Group S.p.A.	1,032
9	Marzotto S.p.A.	42
185	Mediaset S.p.A.	2,238
109	Mediobanca S.p.A.	2,494
70	Mediolanum S.p.A.	561
664	Pirelli & C. S.p.A.	689
357	Seat Pagine Gialle S.p.A.	221
70	Sirti S.p.A.	198
214	Snam Rete Gas S.p.A.	1,266
193	SNIA S.p.A. (a)	43
39	Sorin S.p.A. (a)	83
1,493	Telecom Italia Media S.p.A.	680
2,589	Telecom Italia S.p.A.	7,664
1,476	Telecom Italia S.p.A. RNC	3,707
254	Terna Rete Elettrica Nationale S.p.A.	883
59	Tiscali S.p.A. (a)	200
576	UniCredito Italiano S.p.A. (a)	5,392
1,299	UniCredito Italiano S.p.A.	12,068
9	Valentino Fashion Group S.p.A.	368

		118,297

	Japan — 19.9%
35	77 Bank Ltd. (The)	230
-(h)	Access Co., Ltd. (a)	103
7	Acom Co., Ltd.	264

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1	Aderans Co., Ltd.	28
16	Advantest Corp.	805
68	Aeon Co., Ltd.	1,481
8	Aeon Credit Service Co., Ltd.	146
8	Aiful Corp.	253
18	Aisin Seiki Co., Ltd.	601
59	Ajinomoto Co., Inc.	740
2	Alfresa Holdings Corp.	107
68	All Nippon Airways Co., Ltd.	251
22	Alps Electric Co., Ltd.	231
38	Amada Co., Ltd.	410
3	Amano Corp.	39
9	Anritsu Corp.	54
4	Aoyama Trading Co., Ltd.	118
5	Arrk Corp.	72
38	Asahi Breweries Ltd.	592
96	Asahi Glass Co., Ltd.	1,274
125	Asahi Kasei Corp.	834
4	Asatsu-DK, Inc.	130
14	Asics Corp.	162
54	Astellas Pharma, Inc.	2,300
2	Autobacs Seven Co., Ltd.	85
65	Bank of Fukuoka Ltd. (The)	517
28	Bank of Kyoto Ltd. (The)	293
121	Bank of Yokohama Ltd. (The)	981
5	Benesse Corp.	206
61	Bridgestone Corp.	1,322
6	Canon Marketing Japan, Inc.	139
104	Canon, Inc.	5,488
24	Casio Computer Co., Ltd.	491
11	Central Glass Co., Ltd.	66
-(h)	Central Japan Railway Co.	1,631
85	Chiba Bank Ltd. (The)	768
15	Chiyoda Corp.	316
62	Chubu Electric Power Co., Inc.	1,985
28	Chugai Pharmaceutical Co., Ltd.	625
2	Circle K Sunkus Co., Ltd.	44
42	Citizen Watch Co., Ltd.	347
6	Coca-Cola West Holdings Co., Ltd.	127
8	COMSYS Holdings Corp.	93
16	Credit Saison Co., Ltd.	586
7	CSK Holdings Corp.	292
52	Dai Nippon Printing Co., Ltd.	823
31	Daicel Chemical Industries Ltd.	226
32	Daido Steel Co., Ltd.	199
9	Daifuku Co., Ltd.	129
70	Daiichi Sankyo Co., Ltd.	1,948
25	Daikin Industries Ltd.	839
20	Daimaru, Inc.	256
68	Dainippon Ink and Chemicals, Inc.	271
17	Dainippon Screen Manufacturing Co., Ltd.	147
8	Daito Trust Construction Co., Ltd.	367
50	Daiwa House Industry Co., Ltd.	855
124	Daiwa Securities Group, Inc.	1,531
37	Denki Kagaku Kogyo K K	157
47	Denso Corp.	1,909
-(h)	Dentsu, Inc.	496
24	Dowa Holdings Co., Ltd.	202
-(h)	E*Trade Securities Co., Ltd.	239
-(h)	eAccess Ltd.	59
-(h)	East Japan Railway Co.	2,232
37	Ebara Corp.	157
7	EDION Corp.	105
25	Eisai Co., Ltd.	1,301
16	Electric Power Development Co., Ltd.	724
11	Elpida Memory, Inc. (a)	475
4	FamilyMart Co., Ltd.	116
19	Fanuc Ltd.	1,744
5	Fast Retailing Co., Ltd.	384
56	Fuji Electric Holdings Co., Ltd.	265
51	FUJIFILM Holdings Corp.	2,092
5	FUJI SOFT, Inc.	111
-(h)	Fuji Television Network, Inc.	190
36	Fujikura Ltd.	311
184	Fujitsu Ltd.	1,387
63	Furukawa Electric Co., Ltd.	431
7	Glory Ltd.	133
-(h)	Goodwill Group, Inc. (The)	107
44	Gunma Bank Ltd. (The)	282
31	Gunze Ltd.	165
2	Hakuhodo DY Holdings, Inc.	133
-(h)	Hankyu Department Stores	4
82	Hankyu Hanshin Holdings, Inc.	478
74	Haseko Corp. (a)	285
3	Hikari Tsushin, Inc.	118
27	Hino Motors Ltd.	140

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

3	Hirose Electric Co., Ltd.	377
7	Hitachi Cable Ltd.	39
2	Hitachi Capital Corp.	32
10	Hitachi Chemical Co., Ltd.	230
13	Hitachi Construction Machinery Co., Ltd.	363
5	Hitachi High-Technologies Corp.	157
336	Hitachi Ltd.	2,263
15	Hokkaido Electric Power Co., Inc.	373
117	Hokuhoku Financial Group, Inc.	448
153	Honda Motor Co., Ltd.	6,013
7	House Foods Corp.	104
42	Hoya Corp.	1,539
13	Ibiden Co., Ltd.	668
-(h)	Index Holdings Corp.	53
-(h)	Inpex Holdings, Inc. (a)	681
18	Isetan Co., Ltd.	343
60	Ishihara Sangyo Kaisha Ltd. (a)	90
89	Ishikawajima-Harima Heavy Industries Co., Ltd.	336
7	Ito En Ltd.	218
149	Itochu Corp.	1,309
2	Itochu Techno Solutions Corp.	124
3	Jafco Co., Ltd.	149
86	Japan Airlines Corp. (a)	182
-(h)	Japan Prime Realty Investment Corp.	124
-(h)	Japan Real Estate Investment Corp.	248
-(h)	Japan Retail Fund Investment Corp.	201
32	Japan Steel Works Ltd (The)	266
-(h)	Japan Tobacco, Inc.	2,113
55	JFE Holdings, Inc.	3,033
20	JGC Corp.	347
60	Joyo Bank Ltd. (The)	359
23	JS Group Corp.	523
18	JSR Corp.	421
23	JTEKT Corp.	463
87	Kajima Corp.	404
31	Kamigumi Co., Ltd.	265
27	Kaneka Corp.	241
77	Kansai Electric Power Co., Inc. (The)	2,152
26	Kansai Paint Co., Ltd.	226
50	Kao Corp.	1,440
17	Katokichi Co., Ltd.	130
126	Kawasaki Heavy Industries Ltd.	493
39	Kawasaki Kisen Kaisha Ltd.	339
-(h)	KDDI Corp.	1,694
46	Keihin Electric Express Railway Co., Ltd.	332
56	Keio Corp.	372
34	Keisei Electric Railway Co., Ltd.	206
4	Keyence Corp.	791
13	Kikkoman Corp.	162
11	Kinden Corp.	90
162	Kintetsu Corp.	477
78	Kirin Brewery Co., Ltd.	1,197
-(h)	KK DaVinci Advisors (a)	169
282	Kobe Steel Ltd.	1,021
12	Kokuyo Co., Ltd.	160
85	Komatsu Ltd.	1,797
10	Komori Corp.	197
11	Konami Corp.	303
52	Konica Minolta Holdings, Inc. (a)	717
2	Kose Corp.	49
106	Kubota Corp.	1,122
35	Kuraray Co., Ltd.	425
12	Kurita Water Industries Ltd.	246
16	Kyocera Corp.	1,511
31	Kyowa Hakko Kogyo Co., Ltd.	268
40	Kyushu Electric Power Co., Inc.	1,114
8	Lawson, Inc.	304
13	Leopalace21 Corp.	398
3	Mabuchi Motor Co., Ltd.	151
12	Makita Corp.	414
149	Marubeni Corp.	806
32	Marui Co., Ltd.	401
11	Matsui Securities Co., Ltd.	93
2	Matsumotokiyoshi Co., Ltd.	43
199	Matsushita Electric Industrial Co., Ltd.	3,960
36	Matsushita Electric Works Ltd.	397
16	Mediceo Paltac Holdings Co., Ltd.	296
23	Meiji Dairies Corp.	176
2	Meiji Seika Kaisha Ltd.	9
5	Meitec Corp.	152
70	Millea Holdings, Inc.	2,509
21	Minebea Co., Ltd.	138
116	Mitsubishi Chemical Holdings Corp.	785
129	Mitsubishi Corp.	2,618
192	Mitsubishi Electric Corp.	1,740
118	Mitsubishi Estate Co., Ltd.	3,396

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

39	Mitsubishi Gas Chemical Co., Inc.	414
320	Mitsubishi Heavy Industries Ltd.	1,651
13	Mitsubishi Logistics Corp.	206
90	Mitsubishi Materials Corp.	356
55	Mitsubishi Rayon Co., Ltd.	377
1	Mitsubishi Tokyo UFJ Financial Group, Inc.	10,326
26	Mitsubishi UFJ Securities Co., Ltd.	296
163	Mitsui & Co., Ltd.	2,610
76	Mitsui Chemicals, Inc.	617
63	Mitsui Engineering & Shipbuilding Co., Ltd.	220
82	Mitsui Fudosan Co., Ltd.	2,129
71	Mitsui Mining & Smelting Co., Ltd.	364
112	Mitsui OSK Lines Ltd.	1,168
119	Mitsui Sumitomo Insurance Co., Ltd.	1,428
61	Mitsui Trust Holdings, Inc.	673
39	Mitsukoshi Ltd.	179
10	Mitsumi Electric Co., Ltd.	242
1	Mizuho Financial Group, Inc.	7,019
20	Murata Manufacturing Co., Ltd.	1,436
23	Namco Bandai Holdings, Inc.	333
203	NEC Corp.	1,029
3	NEC Electronics Corp. (a)	84
-(h)	NET One Systems Co., Ltd.	65
31	NGK Insulators Ltd.	465
18	NGK Spark Plug Co., Ltd.	376
24	NHK Spring Co., Ltd.	253
1	Nichii Gakkan Co.	21
25	Nichirei Corp.	135
11	Nidec Corp.	768
83	Nikko Cordial Corp.	814
28	Nikon Corp.	627
10	Nintendo Co., Ltd.	2,885
-(h)	Nippon Building Fund, Inc.	490
26	Nippon Electric Glass Co., Ltd.	622
84	Nippon Express Co., Ltd.	477
16	Nippon Kayaku Co., Ltd.	138
33	Nippon Light Metal Co., Ltd.	87
15	Nippon Meat Packers, Inc.	172
85	Nippon Mining Holdings, Inc.	614
128	Nippon Oil Corp.	859
-(h)	Nippon Paper Group, Inc.	401
55	Nippon Sheet Glass Co., Ltd.	269
13	Nippon Shokubai Co., Ltd.	148
609	Nippon Steel Corp.	3,600
1	Nippon Telegraph & Telephone Corp.	2,697
101	Nippon Yusen KK	774
46	Nishi-Nippon City Bank Ltd. (The)	195
40	Nishimatsu Construction Co., Ltd.	141
14	Nissan Chemical Industries Ltd.	171
224	Nissan Motor Co., Ltd.	2,803
13	Nisshin Seifun Group, Inc.	129
80	Nisshin Steel Co., Ltd.	304
16	Nisshinbo Industries, Inc.	175
10	Nissin Food Products Co., Ltd.	375
3	Nitori Co., Ltd.	151
16	Nitto Denko Corp.	805
11	NOK Corp.	196
170	Nomura Holdings, Inc.	3,482
-(h)	Nomura Real Estate Office Fund, Inc.	366
2	Nomura Research Institute Ltd.	281
45	NSK Ltd.	416
38	NTN Corp.	341
-(h)	NTT Data Corp.	606
2	NTT DoCoMo, Inc.	2,749
-(h)	NTT Urban Development Corp.	201
71	Obayashi Corp.	436
-(h)	Obic Co., Ltd.	88
48	Odakyu Electric Railway Co., Ltd.	322
69	Oji Paper Co., Ltd.	380
46	Oki Electric Industry Co., Ltd.	99
13	Okuma Holdings, Inc.	149
8	Okumura Corp.	43
24	Olympus Corp.	754
23	Omron Corp.	633
10	Onward Kashiyama Co., Ltd.	133
4	Oracle Corp. Japan	194
6	Oriental Land Co., Ltd.	320
9	Orix Corp.	2,583
210	Osaka Gas Co., Ltd.	818
8	OSG Corp.	131
1	Otsuka Corp.	131
8	Park24 Co., Ltd.	116
17	Pioneer Corp.	243
8	Promise Co., Ltd.	298
14	QP Corp.	123
1	Rakuten, Inc. (a)	410

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

-(h)	Resona Holdings, Inc.	1,247
67	Ricoh Co., Ltd.	1,470
5	Rinnai Corp.	137
11	Rohm Co., Ltd.	983
-(h)	Round One Corp.	97
2	Ryohin Keikaku Co., Ltd.	143
22	Sanden Corp.	100
8	Sanken Electric Co., Ltd.	82
7	Sankyo Co., Ltd.	358
9	Santen Pharmaceutical Co., Ltd.	251
25	Sanwa Shutter Corp.	150
175	Sanyo Electric Co., Ltd. (a)	288
-(h)	Sapporo Hokuyo Holdings, Inc.	303
37	Sapporo Holdings Ltd.	217
1	SBI Holdings, Inc.	339
21	Secom Co., Ltd.	1,059
18	Sega Sammy Holdings, Inc.	470
13	Seiko Epson Corp.	341
14	Seino Holdings Co., Ltd.	127
55	Sekisui Chemical Co., Ltd.	424
56	Sekisui House Ltd.	794
80	Seven & I Holdings Co., Ltd.	2,421
1	SFCG Co., Ltd.	94
99	Sharp Corp.	1,692
7	Shimachu Co., Ltd.	189
3	Shimamura Co., Ltd.	297
9	Shimano, Inc.	266
69	Shimizu Corp.	371
38	Shin-Etsu Chemical Co., Ltd.	2,505
6	Shinko Electric Industries	156
59	Shinko Securities Co., Ltd.	300
160	Shinsei Bank Ltd.	883
30	Shionogi & Co., Ltd.	535
38	Shiseido Co., Ltd.	800
62	Shizuoka Bank Ltd. (The)	648
102	Showa Denko KK	389
15	Showa Shell Sekiyu KK	165
5	SMC Corp.	773
-(h)	Snow Brand Milk Products Co., Ltd. (a)	2
69	Softbank Corp.	1,631
36	Sojitz Corp. (a)	127
83	Sompo Japan Insurance, Inc.	1,061
97	Sony Corp.	4,489
14	Stanley Electric Co., Ltd.	294
12	Sumco Corp.	442
23	Sumitomo Bakelite Co., Ltd.	163
148	Sumitomo Chemical Co., Ltd.	1,145
105	Sumitomo Corp.	1,633
74	Sumitomo Electric Industries Ltd.	1,147
56	Sumitomo Heavy Industries Ltd.	582
388	Sumitomo Metal Industries Ltd.	1,651
55	Sumitomo Metal Mining Co., Ltd.	723
1	Sumitomo Mitsui Financial Group, Inc.	6,254
18	Sumitomo Osaka Cement Co., Ltd.	67
43	Sumitomo Realty & Development Co., Ltd.	1,509
13	Sumitomo Rubber Industries, Inc.	153
2	Sumitomo Titanium Corp.	174
124	Sumitomo Trust & Banking Co., Ltd. (The)	1,338
20	Suruga Bank Ltd.	260
9	Suzuken Co., Ltd.	316
24	T&D Holdings, Inc.	1,608
81	Taiheiyo Cement Corp.	369
108	Taisei Corp.	365
15	Taisho Pharmaceutical Co., Ltd.	263
21	Taiyo Nippon Sanso Corp.	192
5	Taiyo Yuden Co., Ltd.	96
25	Takara Holdings, Inc.	161
25	Takashimaya Co., Ltd.	326
87	Takeda Pharmaceutical Co., Ltd.	5,664
12	Takefuji Corp.	490
14	Takuma Co., Ltd.	86
24	Tanabe Seiyaku Co., Ltd.	325
13	TDK Corp.	1,063
86	Teijin Ltd.	489
17	Terumo Corp.	684
14	THK Co., Ltd.	349
3	TIS, Inc.	67
89	Tobu Railway Co., Ltd.	422
32	Toda Corp.	141
16	Toho Co., Ltd.	292
3	Toho Titanium Co., Ltd.	123
43	Tohoku Electric Power Co., Inc.	1,145
6	Tokai Rika Co., Ltd.	145
25	Tokuyama Corp.	404
3	Tokyo Broadcasting System, Inc.	118
118	Tokyo Electric Power Co., Inc. (The)	4,039

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

16	Tokyo Electron Ltd.	1,154
227	Tokyo Gas Co., Ltd.	1,176
3	Tokyo Seimitsu Co., Ltd.	131
11	Tokyo Steel Manufacturing Co., Ltd.	168
3	Tokyo Style Co., Ltd.	36
32	Tokyo Tatemono Co., Ltd.	391
114	Tokyu Corp.	768
40	Tokyu Land Corp.	406
24	TonenGeneral Sekiyu KK	245
57	Toppan Printing Co., Ltd.	618
132	Toray Industries, Inc.	1,009
287	Toshiba Corp.	1,836
40	Tosoh Corp.	189
29	TOTO Ltd.	315
15	Toyo Seikan Kaisha Ltd.	267
7	Toyo Suisan Kaisha Ltd.	109
48	Toyobo Co., Ltd.	146
7	Toyoda Gosei Co., Ltd.	156
19	Toyota Industries Corp.	905
287	Toyota Motor Corp.	18,905
18	Toyota Tsusho Corp.	477
12	Trend Micro, Inc. (a)	330
74	Ube Industries Ltd.	238
4	Uni-Charm Corp.	202
5	Uniden Corp.	37
13	UNY Co., Ltd.	168
8	Ushio, Inc.	174
2	USS Co., Ltd.	108
9	Wacoal Holdings Corp.	113
-(h)	West Japan Railway Co.	799
1	Yahoo! Japan Corp.	553
13	Yakult Honsha Co., Ltd.	375
8	Yamada Denki Co., Ltd.	670
16	Yamaha Corp.	323
19	Yamaha Motor Co., Ltd.	578
38	Yamato Holdings Co., Ltd.	564
8	Yamazaki Baking Co., Ltd.	71
17	Yaskawa Electric Corp.	197
22	Yokogawa Electric Corp.	361
21	Zeon Corp.	239

		290,398

	Luxembourg — 0.4%
14	Arcelor	819
232	Tenaris S.A.	5,431

		6,250

	Mexico — 0.6%
26	Alfa S.A. de C.V., Class A	176
859	America Movil S.A. de C.V., Class L	1,906
414	Cemex S.A. de C.V., Unit (a)	1,469
19	Controlodora Comercial Mexicana S.A. de C.V., Unit	51
32	Fomento Economico Mexicano S.A. de C.V., Unit	383
95	Grupo Carso S.A. de C.V., Class A	346
84	Grupo Mexico S.A. de C.V., Class B	346
64	Grupo Modelo S.A., Class C	351
121	Grupo Televisa S.A.	712
14	Industrias Penoles S.A. de C.V.	129
65	Kimberly-Clark de Mexico S.A. de C.V., Class A	279
356	Telefonos de Mexico S.A. de C.V., Class A	535
612	Telefonos de Mexico S.A. de C.V., Class L	942
258	Wal-Mart de Mexico S.A. de C.V., Series V	1,144

		8,769

	Netherlands — 4.1%
183	ABN AMRO Holdings N.V.	5,882
144	Aegon N.V.	2,844
24	Akzo Nobel N.V.	1,484
51	ASML Holding N.V. (a)	1,286
4	Buhrmann N.V.	66
6	Corio N.V.	481
11	Euronext N.V.	1328
35	European Aeronautic Defence and Space Co., N.V.	1,176
8	Fugro N.V. CVA	400
6	Getronics N.V.	58
67	Hagemeyer N.V. (a)	312
22	Heineken N.V.	1,110
187	ING Groep N.V. CVA	8,222
37	James Hardie Industries N.V.	275
150	Koninklijke Ahold N.V. (a)	1,511
13	Koninklijke DSM N.V.	643
111	Koninklijke Philips (Royal) Electronics N.V.	4,342
62	Mittal Steel Co. N.V.	2,891
-(h)	OCE N.V.	5
5	Qiagen N.V. (a)	91
2	Randstad Holdings N.V.	111
61	Reed Elsevier N.V.	1,065
7	Rodamco Europe N.V.	924
179	Royal Dutch Shell plc, Class A	6,051

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

134	Royal Dutch Shell plc, Class B	4,505
191	Royal KPN N.V.	2,766
17	Royal Numico N.V.	885
22	SBM Offshore N.V.	766
38	TNT N.V.	1,742
173	Unilever N.V. CVA	4,610
24	Vedior N.V. CVA	495
1	Wereldhave N.V.	154
33	Wolters Kluwer N.V.	1,000

		59,481

	New Zealand — 0.5%
393	Auckland International Airport Ltd.	620
104	Contact Energy Ltd.	620
96	Fisher & Paykel Appliances Holdings Ltd.	249
185	Fisher & Paykel Healthcare Corp.	542
169	Fletcher Building Ltd.	1,349
239	Kiwi Income Property Trust, Unit	259
151	Sky City Entertainment Group Ltd.	561
71	Sky Network Television Ltd.	300
719	Telecom Corp. of New Zealand Ltd.	2,468
55	Tower Ltd. (a)	90
90	Vector Ltd.	168
52	Warehouse Group Ltd.	263

		7,489

	Norway — 1.4%
1	Aker ASA, Class A	38
4	Aker Kvaerner ASA	418
162	DET Norske Oljeselskap (a)	326
107	DNB NOR ASA	1,615
16	Hafslund ASA, Class A	344
6	Hafslund ASA, Class B	136
440	Marine Harvest (a)	475
134	Norsk Hydro ASA	4,366
26	Norske Skogindustrier ASA	489
27	Ocean RIG ASA (a)	199
31	Orkla ASA	1,887
29	Petroleum Geo-Services ASA (a)	689
7	Schibsted ASA	282
115	Statoil ASA	3,101
46	Storebrand ASA	630
22	Tandberg ASA	373
9	Tandberg Television ASA (a)	145
10	Teekay Petrojarl ASA (a)	114
139	Telenor ASA	2,833
19	TGS Nopec Geophysical Co., ASA. (a)	386
38	Tomra Systems ASA	263
39	Yara International ASA	1,054

		20,163

	Philippines — 0.6%
42	Ayala Corp.	543
4,581	Ayala Land, Inc.	1,650
854	Bank of the Philippine Islands	1,264
2,589	Filinvest Land, Inc. (a)	88
92	Manila Electric Co., Class B	134
-(h)	Metropolitan Bank & Trust	-(h)
1,740	Petron Corp.	152
54	Philippine Long Distance Telephone Co.	2,898
252	San Miguel Corp., Class B	388
8,046	SM Prime Holdings, Inc.	1,942

		9,059

	Portugal — 0.9%
134	Banco BPI S.A.	1,097
651	Banco Comercial Portugues S.A.	2,415
60	Banco Espirito Santo S.A.	1,158
65	Brisa-Auto Estradas de Portugal S.A.	806
81	Cimpor Cimentos de Portugal S.A.	660
532	Energias de Portugal S.A.	2,665
23	Jeronimo Martins	571
238	Portugal Telecom SGPS S.A.	3,162
22	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	291
206	Sonae SGPS S.A.	458

		13,283

	Singapore — 0.7%
40	Allgreen Properties Ltd.	44
56	Ascendas Real Estate Investment Trust	90
25	CapitaCommercial Trust	44
96	CapitaLand Ltd.	422
102	CapitaMall Trust	215
82	Chartered Semiconductor Manufacturing Ltd. (a)	75
39	City Developments Ltd.	358
133	ComfortDelgro Corp., Ltd.	159
52	Cosco Corp. Singapore Ltd.	92
5	Creative Technology Ltd.	37
6	Datacraft Asia Ltd.	8
89	DBS Group Holdings Ltd.	1,277
55	Fraser and Neave Ltd.	189

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

11	Haw Par Corp., Ltd.	53
9	Jardine Cycle & Carriage Ltd.	84
3	K-REIT Asia	6
42	Keppel Corp., Ltd.	492
29	Keppel Land Ltd.	142
28	Neptune Orient Lines Ltd.	44
29	Olam International Ltd.	37
182	Oversea-Chinese Banking Corp.	940
78	Parkway Holdings Ltd.	166
62	SembCorp. Industries Ltd.	173
32	SembCorp. Marine Ltd.	70
50	Singapore Airlines Ltd.	570
47	Singapore Exchange Ltd.	208
10	Singapore Land Ltd.	56
10	Singapore Petroleum Co., Ltd.	28
91	Singapore Post Ltd.	69
119	Singapore Press Holdings Ltd.	366
93	Singapore Technologies Engineering Ltd.	203
567	Singapore Telecommunications Ltd.	1,295
47	SMRT Corp., Ltd.	45
165	STATS ChipPAC Ltd. (a)	139
81	Suntec Real Estate Investment Trust	98
85	United Overseas Bank Ltd.	1,046
33	United Overseas Land Ltd.	109
17	Venture Corp., Ltd.	160
34	Want Want Holdings Ltd.	51
33	Wing Tai Holdings Ltd.	54

		9,714

	South Africa — 0.4%
6	Anglo Platinum Ltd.	781
6	AngloGold Ashanti Ltd.	292
6	AVI Ltd.	16
13	Barloworld Ltd.	333
2	Bidvest Group Ltd.	43
6	Consol Ltd.	16
37	Edgars Consolidated Stores Ltd.	205
153	FirstRand Ltd.	489
27	Gold Fields Ltd.	455
5	Harmony Gold Mining Co., Ltd. (a)	68
7	Impala Platinum Holdings Ltd.	214
9	Imperial Holdings Ltd. (a)	195
6	Investec Ltd.	67
11	Liberty Group Ltd.	131
30	Metropolitan Holdings Ltd.	64
15	Mittal Steel South Africa Ltd.	228
16	MTN Group Ltd.	193
13	Nampak Ltd.	41
4	Naspers Ltd., Class N	91
14	Nedbank Group Ltd.	274
14	Sanlam Ltd.	36
14	Sappi Ltd.	196
37	Sasol Ltd.	1,265
15	Shoprite Holdings Ltd.	55
12	Standard Bank Group Ltd.	165
7	Telkom S.A. Ltd.	148
8	Tiger Brands Ltd.	185

		6,246

	South Korea — 0.5%
2	Cheil Communications, Inc.	564
9	Daelim Industrial Co. (a)	706
19	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	558
10	Daishin Securities Co., Ltd.	203
8	Hyundai Mobis (a)	687
6	LG Chem Ltd.	276
8	LG Electronics, Inc.	464
4	POSCO	1,268
1	Samsung Electronics Co., Ltd.	867
8	Samsung Fire & Marine Insurance Co., Ltd.	1,421
1	Shinsegae Co., Ltd.	453
1	SK Telecom Co., Ltd.	250

		7,717

	Spain — 5.9%
47	Abertis Infraestructuras S.A.	1,348
4	Acciona S.A.	738
34	Acerinox S.A.	938
47	ACS Actividades Cons y Serv	2,560
39	Altadis S.A.	2132
8	Antena 3 de Television S.A.	168
561	Banco Bilbao Vizcaya Argentaria S.A.	14,022
128	Banco Popular Espanol S.A.	2,450
928	Banco Santander Central Hispano S.A.	17,649
36	Cintra Concesiones de Infraestructuras de Transporte S.A.	591
163	Corp. Mapfre S.A.	821
6	Corp. Financiera Alba	392
17	Ebro Puleva S.A.	414
119	Endesa S.A.	5,970

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

10	Fadesa Inmobiliaria S.A.	468
10	Fomento de Construcciones y Contratas S.A.	1,043
26	Gamesa Corp. Tecnologica S.A.	713
34	Gas Natural SDG S.A.	1,375
10	Grupo Ferrovial S.A.	1,007
119	Iberdrola S.A.	5,109
51	Iberia Lineas Aereas de Espana	213
32	Inditex S.A.	1,814
21	Indra Sistemas S.A.	507
4	Promotora de Informaciones S.A.	74
133	Repsol YPF S.A.	4,385
16	Sacyr Vallehermoso S.A.	944
17	Sociedad General de Aguas de Barcelona S.A., Class A	603
5	Sogecable S.A. (a)	181
652	Telefonica S.A.	14,308
18	Telefonica S.A. ADR	1,177
20	Union Fenosa S.A.	1,003
44	Zeltia S.A. (a)	361

		85,478

	Sweden — 1.9%
13	Alfa Laval AB	607
20	Assa Abloy AB, Class B	449
40	Atlas Copco AB, Class A	1,392
20	Boliden AB, Class B	481
10	D. Carnegie & Co. AB	233
23	Electrolux AB, Class B	434
1	Elekta AB, Class B	23
13	Eniro AB	170
29	Getinge AB, Class B	643
43	Hennes & Mauritz AB, Class B	2,331
12	Hoganas AB, Class B	316
4	Holmen AB, Class B	173
23	Husqvarna A.B., Class B (a)	353
28	Kungsleden AB	461
3	Modern Times Group AB, Class B (a)	172
184	Nordea Bank AB	2,891
72	Sandvik AB	1,155
-(h)	SAS AB, Class B (a)	8
4	Scania AB , Class B	285
35	Securitas AB, Class B	528
35	Securitas Direct AB, Class B (a)	110
35	Securitas Systems AB, Class B (a)	136
48	Skandinaviska Enskilda Banken AB, Class A	1,614
27	Skanska AB , Class B	561
29	SKF AB, Class B	583
6	Ssab Svenskt Stal AB, Class A	138
10	Ssab Svenskt Stal AB, Class B	246
20	Svenska Cellulosa AB, Class B	1,046
51	Svenska Handelsbanken AB, Class A	1,553
12	Swedish Match AB	210
16	Tele2 AB, Class B	231
1,187	Telefonaktiebolaget LM Ericsson, Class B	4,724
42	Telelogic AB (a)	91
132	TeliaSonera AB	1,060
8	Trelleborg AB, Class B	203
10	Volvo AB, Class A	785
19	Volvo AB, Class B	1,425

		27,821

	Switzerland — 2.0%
53	ABB Ltd.	938
7	Adecco S.A.	434
3	Clariant AG (a)	49
17	Compagnie Financiere Richemont AG, Class A, Unit	953
3	Converium Holding AG	40
37	Credit Suisse Group	2,640
-(h)	Givaudan	177
4	Holcim Ltd.	406
1	Kudelski S.A.	43
-(h)	Kuoni Reisen Holding (a)	21
3	Logitech International S.A. (a)	93
2	Lonza Group AG	203
-(h)	Merck Serono S.A., Class B	11
1	Micronas Semiconductor Holding ADR (a)	13
12	Nestle S.A.	4,442
-(h)	Nobel Biocare Holding AG	91
69	Novartis AG	3,983
-(h)	OC Oerlikon Corp. AG (a)	172
-(h)	Phonak Holding AG	9
20	Roche Holding AG	3,737
-(h)	SGS S.A.	69
93	STMicroelectronics N.V.	1,732
-(h)	Sulzer AG	61
12	Swatch Group AG	573
8	Swiss Reinsurance	670
1	Swisscom AG	378
3	Syngenta AG (a)	646

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

59	UBS AG	3,732
28	Xstrata plc	1,321
4	Zurich Financial Services AG	1,214

		28,851

	Taiwan — 0.5%
440	Asustek Computer, Inc.	1,168
163	Chi Mei Optoelectronics Corp.	160
202	China Steel Corp.	208
2,301	Far Eastern Textile Co., Ltd.	1,948
76	Hon Hai Precision Industry Co., Ltd.	520
500	Quanta Computer, Inc.	847
1,311	Taishin Financial Holdings Co., Ltd. (a)	733
928	Taiwan Mobile Co., Ltd.	902
500	Taiwan Semiconductor Manufacturing Co., Ltd.	1,031
313	United Microelectronics Corp.	197

		7,714

	Thailand — 0.5%
200	Advance Agro pcl (a)	215
136	Advanced Information Service pcl, Class F	284
246	Bangkok Bank pcl, Class F	773
152	Electricity Generating pcl	426
751	Hana Microelectronics pcl, Class F	503
345	ICC International pcl, Class F	384
416	Kasikornbank pcl	730
750	Krung Thai Bank pcl, Class F	257
576	Nation Multimedia Group pcl (a)	167
315	PTT Exploration & Production pcl, Class F	829
111	PTT pcl	616
424	Shin Corp. pcl, Class F	302
137	Siam Cement pcl	931
296	Siam Commercial Bank pcl, Class F	490
183	Thai Airways International pcl, Class F	225

		7,132

	Turkey — 0.6%
241	Akbank TAS	1,579
55	Akcansa Cimento A.S.	371
186	Aksigorta A.S.	798
44	Alarko Holding A.S.	111
15	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	488
38	Arcelik	243
45	Aygaz A.S. (a)	133
61	Cimsa Cimento Sanayi VE Tica	410
50	Dogan Yayin Holding (a)	176
64	Eregli Demir ve Celik Fabrikalari TAS	492
37	Ford Otomotiv Sanayi A.S.	360
38	Migros Turk TAS (a)	505
46	Tofas Turk Otomobil Fabrik	178
64	Trakya Cam Sanayi A.S.	187
31	Tupras Turkiye Petrol Rafine	564
54	Turkcell Iletisim Hizmet	300
157	Turkiye Garanti Bankasi A.S.	607
232	Turkiye Is Bankasi, Class C	1,135
79	Vestel Elektronik Sanayi (a)	201
201	Yapi ve Kredi Bankasi (a)	398

		9,236

	United Kingdom — 9.5%
26	3i Group plc	532
34	Acergy S.A. (a)	659
34	Aegis Group plc	94
5	Aggreko plc	46
42	Alliance Boots plc	667
12	Amec plc	112
39	Amvescap plc	469
111	Anglo American plc	5,177
59	ARM Holdings plc	142
7	Arriva plc	96
75	AstraZeneca plc	4,201
122	Aviva plc	1,976
158	BAE Systems plc	1,300
16	Balfour Beatty plc	132
317	Barclays plc	4,623
13	Barratt Developments plc	306
11	BBA Aviation plc	64
6	Bellway plc	165
3	Berkeley Group Holdings plc, Unit (a)	93
165	BG Group plc	2,182
122	BHP Billiton plc	2,303
17	Biffa plc	107
7	Bovis Homes Group plc	135
951	BP plc	10,058
37	British Airways plc (a)	390
75	British American Tobacco plc	2,275
29	British Land Co. plc	884
60	British Sky Broadcasting plc	644
8	Brixton plc	83
405	BT Group plc	2,449

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

14	Bunzl plc	180
21	Burberry Group plc	276
110	Cable & Wireless plc	362
101	Cadbury Schweppes plc	1,141
33	Capita Group plc	415
8	Carnival plc	437
19	Carphone Warehouse Group plc	114
21	Cattles plc	185
185	Centrica plc	1,356
8	Charter plc (a)	129
5	Close Brothers Group plc	108
56	Cobham plc	227
10	Collins Stewart plc (a)	46
112	Compass Group plc	666
14	Cookson Group plc	162
40	Corus Group plc	478
14	Daily Mail & General Trust	209
3	Davis Service Group plc	32
5	De La Rue plc	61
131	Diageo plc	2,555
95	DSG International plc	316
28	Electrocomponents plc	157
12	Emap plc	183
43	EMI Group plc	211
34	Enterprise Inns plc	425
3	Fiberweb plc (a)	14
9	Filtrona plc	47
25	First Choice Holidays plc	142
15	Firstgroup plc	164
16	FKI plc	35
91	Friends Provident plc	388
15	Galiform plc (a)	38
31	Gallaher Group plc	682
22	George Wimpey plc	230
49	GKN plc	308
279	GlaxoSmithKline plc	7,543
6	Great Portland Estates plc	85
64	Group 4 Securicor plc	236
11	Hammerson plc	332
44	Hanson plc	663
95	Hays plc	297
181	HBOS plc	3,965
11	HMV Group plc	29
41	Home Retail Group	344
555	HSBC Holdings plc	10,110
19	ICAP plc	185
11	IMI plc	108
56	Imperial Chemical Industries plc	509
32	Imperial Tobacco Group plc	1,321
27	Inchcape plc	280
22	Intercontinental Hotels Group plc	558
86	International Power plc	612
9	Intertek Group plc	151
36	Invensys plc (a)	209
16	Investec plc	193
8	iSOFT Group plc (a)	8
191	ITV plc	406
73	J Sainsbury plc	620
10	Johnson Matthey plc	296
18	Kelda Group plc	331
32	Kesa Electricals plc	214
114	Kingfisher plc	537
33	Ladbrokes plc	286
27	Land Securities Group plc	1,130
327	Legal & General Group plc	1,000
9	Liberty International plc	230
279	Lloyds TSB Group plc	3,207
70	LogicaCMG plc	235
4	LogicaCMG plc (a)	12
8	London Stock Exchange Group plc	211
84	Man Group plc	891
82	Marks & Spencer Group plc	1,090
15	Meggitt plc	101
2	Metro International S.A. SDR, Class A (a)	3
4	Metro International S.A. SDR, Class B (a)	5
14	Michael Page International plc	134
28	Misys plc	136
26	Mitchells & Butlers plc	350
5	National Express Group plc	109
129	National Grid plc	1,949
10	Next plc	372
320	Old Mutual plc	1,087
37	Pearson plc	589
14	Persimmon plc	370
17	Premier Farnell plc	65
10	Provident Financial plc	140

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

118	Prudential plc	1,600
13	Punch Taverns plc	300
26	Rank Group plc	116
30	Reckitt Benckiser plc	1,451
61	Reed Elsevier plc	694
94	Rentokil Initial plc	299
33	Resolution plc	425
64	Reuters Group plc	548
29	Rexam plc	305
51	Rio Tinto plc	2,749
87	Rolls-Royce Group plc (a)	808
154	Royal Bank of Scotland Group plc	6,197
45	SABMiller plc	1,018
65	Sage Group plc	348
13	Schroders plc	279
37	Scottish & Newcastle plc	397
40	Scottish & Southern Energy plc	1,185
71	Scottish Power plc	1,042
26	Serco Group plc	211
11	Severn Trent plc	309
66	Signet Group plc (a)	155
20	Slough Estates plc	298
50	Smith & Nephew plc	561
34	Smiths Group plc	704
7	SSL International plc	48
34	Stagecoach Group plc	101
2	Stolt-Nielsen SA	50
27	Tate & Lyle plc	309
28	Taylor Woodward plc	225
3	Telent plc	34
388	Tesco plc	3,195
42	Tomkins plc	226
6	Travis Perkins plc	232
15	Trinity Mirror plc	137
10	Tullett Prebon plc (a)	123
59	Unilever plc	1,617
18	United Business Media plc	248
38	United Utilities plc	573
2,545	Vodafone Group plc	7,447
8	Whitbread plc	269
16	William Hill plc	200
31	Wolseley plc	814
15	Woolworths Group plc	10
56	WPP Group plc	819
36	Yell Group plc	437

		137,800

	United States — 0.0% (g)
64	Lenovo Group Ltd.	26

	Total Common Stocks (Cost $783,374)	1,428,976

	iShares — 0.2%
	Germany — 0.1%
38	MSCI Germany Index Fund	1,052

	United States — 0.1%
15	MSCI Pacific ex-Japan Index Fund	1,931

	Total iShares (Cost $2,436)	2,983

	Preferred Stocks — 1.1%
	Brazil — 0.4%
39	Aracruz Celulose S.A.	216
22	Banco Bradesco S.A.	913
26	Banco Itau Holding Financeira S.A.	959
7,316	Brasil Telecom Participacoes S.A.	62
788	Cia de Bebidas das Americas	406
2,930	Cia Energetica de Minas Gerais S.A.	140
53	Cia Vale do Rio Doce, Class A	1,489
8	Gol Linhas Aereas Inteligentes S.A.	239
42	Petroleo Brasileiro S.A.	935
33	Tele Norte Leste Participacoe S.A.	446
45	Uniao De Bancos Brasileiros, S.A.	171
42	Unibanco - Uniao de Bancos Brasileiros S.A., Unit	394
17	Vivo Participacoes S.A. (a)	66
13	Votorantim Celulosee e Papel S.A.	235

		6,671

	Germany — 0.5%
14	Henkel KGaA	2,176
2	Porsche AG	2,051
16	ProSiebenSat.1 Media AG	527
12	RWE AG	1,126
17	Volkswagen AG	1,239

		7,119

	Italy — 0.2%
219	Banca Intesa S.p.A. RNC	1,627
210	Unipol S.p.A.	734

		2,361

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Singapore — 0.0% (g)
-(h)	Oversea-Chinese Banking Corp., Class G (a)	-(h	)
	Total Preferred Stocks (Cost $6,731)	16,151

	Total Long-Term Investments (Cost $792,541)	1,448,110

Number of Rights

	Rights — 0.0% (g)
	Austria — 0.0% (g)
43	Meinl European Land Ltd., expiring 02/10/07 (a)	1

	Brazil — 0.0% (g)
11	Rio Bond, expiring 12/31/09	-(h	)

	Germany — 0.0% (g)
13	Merck KGaA, expiring 02/06/07 (a)	27

	Japan — 0.0% (g)
24	Dowa Mining Co., Ltd., expiring 01/29/10	-(h	)

	Total Rights (Cost $ - (h))	28

Shares

Short-Term Investments — 0.7%
Investment Company — 0.6%
9,250	JPMorgan Liquid Assets Money Market Fund (b) (m)	9,250

Principal Amount ($)

	U.S. Treasury Obligation — 0.1%
1,350	U.S. Treasury Bill 4.99%, 03/08/07 (k) (n)	1,344

	Total Short-Term Investments (Cost $10,594)	10,594

	Investments of Cash Collateral for Securities on Loan — 19.8%
	Certificates of Deposit — 4.4%
4,999	Bank of New York, FRN, 5.41%, 05/02/08	4,999
14,000	Barclays, New York, FRN, 5.33%, 06/06/07	14,000
8,398	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	8,398
8,300	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	8,300
5,000	Mitsubishi Tokyo UFJ Financial Group, Inc., 5.35%, 02/28/07	5,000
10,000	Skandi, New York, FRN, 5.33%, 08/27/07	10,000
8,248	Societe Generale, New York, FRN, 5.31%, 06/20/07	8,248
5,000	Sun Trust Bank, Atlanta, FRN, 5.31%, 06/28/07	5,000

		63,945

	Commercial Paper — 3.4%
1,973	Bavaria Universal Funding Corp., 5.35%, 02/15/07	1,973
11,850	Citigroup Funding, Inc., 5.35%, 03/23/07	11,850
15,000	Morgan Stanley, FRN, 5.37%, 02/20/07	15,000
8,885	Park Sienna LLC, 5.35%, 03/30/07	8,885
12,289	Thames Asset Global Securities, 5.34%, 04/16/07	12,289

		49,997

	Repurchase Agreements — 9.6%
63,157	Banc of America Securities LLC, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $63,166, collateralized by U.S. Government Agency Mortgages.	63,157
57,500	Lehman Brothers, Inc., 5.32%, dated 01/31/07, due 02/01/07, repurchase price $57,508, collateralized by U.S. Government Agency Mortgages.	57,500
20,000	Morgan Stanley, 5.29%, dated 01/31/07, due 02/01/07, repurchase price $20,003, collateralized by U.S. Government Agency Mortgages.	20,000

		140,657

	Time Deposits — 2.4%
4,000	Deutsche Bank, London, 5.34%, 02/20/07	4,000
12,000	Lehman Brothers Bankhaus AG, FRN, 5.34%, 12/11/07	12,000
10,000	Northern Rock plc, 5.33%, 02/20/07	10,000
8,000	Sun Trust Bank, Atlanta,
	FRN, 5.33%, 07/30/07	8,000

		34,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $288,599)	288,599

	Total Investments — 119.7% (Cost $1,091,734)	1,747,331
	Liabilities in Excess of Other Assets — (19.7)%	(287,028)

	NET ASSETS — 100.0%	$1,460,303

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2007

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

Industry	Percentage

Commercial Banks	17.6%
Oil, Gas & Consumable Fuels	6.3
Insurance	5.2
Diversified Telecommunication Services	5.1
Electric Utilities	4.6
Automobiles	3.9
Pharmaceuticals	3.8
Chemicals	3.6
Metals & Mining	3.6
Capital Markets	2.5
Industrial Conglomerates	2.2
Household Products	2.0
Diversified Financial Services	1.9
Machinery	1.8
Media	1.8
Wireless Telecommunication Services	1.8
Food & Staples Retailing	1.7
Food Products	1.6
Multi-Utilities	1.6
Real Estate Management & Development	1.6
Beverages	1.3
Construction Materials	1.3
Construction & Engineering	1.2
Communications Equipment	1.1
Electrical Equipment	1.0
Electronic Equipment & Instruments	1.0
Real Estate Investment Trusts (REITs)	1.0
Software	1.0
Other (less than 1.0%)	16.8
Investments of Cash Collateral for Securities on Loan	19.8

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Futures Contracts (Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 01/31/07 (USD)	Unrealized Appreciation (USD)

110	Dow Jones Euro Stoxx Index	March, 2007	$6,011	$221
20	FTSE 100 Index	March, 2007	2,431	14
25	Topix Index	March, 2007	3,574	130

				$365

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$674,305
Aggregate gross unrealized depreciation	(18,708)

Net unrealized appreciation	$655,597

Federal income tax cost of investments	$1,091,734

Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

ADR	American Depositary Receipt

CVA	Dutch Certification

FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2007

GDR	Global Depositary Receipt

RNC	Risparmio Non-Convertible Savings Shares

SDR	Special Drawing Rights

USD	United States Dollar

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 20, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

March 20, 2007